CONSOLIDATED STATEMENTS OF CASH FLOWS 1 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bank loans and other borrowings [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	$ 245,666	$ 278,432
Financing cash flows	(49,850)	(34,079)
Other changes	3,152	1,313
Closing Balance	198,968	245,666
Due (from) to joint venture and related parties [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	0	1
Financing cash flows	0	0
Other changes	0	(1)
Closing Balance	0	0
Lease liabilities [member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	33,271	51,244
Financing cash flows	(56,930)	(36,040)
Other changes	49,772	18,067
Closing Balance	$ 26,113	$ 33,271